Investment Objectives and Goals - Defiance China Quantum ETF	Oct. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE CHINA QUANTUM ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance China Quantum ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA China Quantum Select Index (the “Index”).